Other long-term liabilities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Undiscounted amount of estimated cash flows required to settle liabilities	$ 52.1	$ 33.9